UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Argentina POM Politica Monetaria, 40.00%, (ARLLMONP), 6/21/20(1)	ARS	11,100	$406,313

Total Argentina			$406,313

Dominican Republic — 4.4%
Dominican Republic, 15.00%, 4/5/19(2)	DOP	216,000	$4,613,676

Total Dominican Republic			$4,613,676

Iceland — 4.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	506,918	$4,893,623

Total Iceland			$4,893,623

Serbia — 1.6%
Serbia Treasury Bond, 10.00%, 2/6/19	RSD	159,000	$1,635,780

Total Serbia			$1,635,780

Total Foreign Government Bonds (identified cost $11,793,042)			$11,549,392

Foreign Corporate Bonds — 0.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	24,372	$788,136

Total Argentina			$788,136

Total Foreign Corporate Bonds (identified cost $1,604,070)			$788,136

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$94,594	$101,313
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(1)		327,772	349,115

Total Collateralized Mortgage Obligations (identified cost $434,151)			$450,428

Mortgage Pass-Throughs — 1.6%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.064%, (COF + 1.25%), with maturity at 2035(3)		$549,581	$554,620
3.824%, (COF + 1.77%), with maturity at 2035(3)		392,278	416,070
7.00%, with maturity at 2033		255,299	282,956
7.50%, with maturity at 2035		158,364	179,020
8.50%, with maturity at 2032		140,064	163,005

			$1,595,671

Government National Mortgage Association:
9.00%, with various maturities to 2024		$97,581	$103,118

			$103,118

Total Mortgage Pass-Throughs (identified cost $1,647,037)			$1,698,789

Short-Term Investments — 80.4%

Foreign Government Securities — 21.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.8%
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	23,300	$1,299,379
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	5,450	297,524
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	10,925	594,278
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	27,025	1,389,693
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	9,850	485,180
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	20,450	967,810

Total Egypt			$5,033,864

Georgia — 1.4%
Georgia Treasury Bill, 0.00%, 8/16/18	GEL	3,615	$1,470,936

Total Georgia			$1,470,936

Kazakhstan — 1.3%
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	366,468	$1,003,526
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	113,430	309,252

Total Kazakhstan			$1,312,778

Nigeria — 4.3%
Nigeria OMO Bill, 0.00%, 8/16/18	NGN	132,449	$364,028
Nigeria OMO Bill, 0.00%, 8/23/18	NGN	40,266	110,430
Nigeria OMO Bill, 0.00%, 9/6/18	NGN	44,755	122,322
Nigeria OMO Bill, 0.00%, 10/25/18	NGN	155,586	418,674
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	87,968	235,705
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	86,160	228,112
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	161,562	445,000
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	94,236	259,158
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	60,127	164,611

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	199,016	$542,235
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	113,516	308,650
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	32,141	87,163
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	26,283	71,183
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	90,360	243,819
Nigeria Treasury Bill, 0.00%, 11/8/18	NGN	18,269	48,951
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	132,726	355,631
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	70,571	185,457
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	112,641	294,371

Total Nigeria			$4,485,500

Sri Lanka — 4.9%
Sri Lanka Treasury Bill, 0.00%, 4/12/19	LKR	870,000	$5,128,910

Total Sri Lanka			$5,128,910

Uruguay — 4.8%
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	3,449	$112,260
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	14,724	477,656
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	7,218	233,761
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	18,254	588,075
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	42,815	1,376,953
Uruguay Treasury Bill, 0.00%, 11/9/18	UYU	15,930	509,525
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	11,085	353,830
Uruguay Treasury Bill, 0.00%, 12/11/18	UYU	10,806	342,801
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	2,075	65,703
Uruguay Treasury Bill, 0.00%, 1/11/19	UYU	1,559	48,969
Uruguay Treasury Bill, 0.00%, 2/8/19	UYU	17,011	531,242
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	1,455	45,226
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	10,388	318,905

Total Uruguay			$5,004,906

Total Foreign Government Securities (identified cost $22,815,546)			$22,436,894

U.S. Treasury Obligations — 47.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/2/18		$2,600	$2,599,873
U.S. Treasury Bill, 0.00%, 8/9/18		2,600	2,598,963
U.S. Treasury Bill, 0.00%, 8/16/18		2,600	2,597,986
U.S. Treasury Bill, 0.00%, 8/23/18		11,000	10,987,446
U.S. Treasury Bill, 0.00%, 8/30/18		15,000	14,977,350
U.S. Treasury Bill, 0.00%, 9/27/18(4)		13,000	12,961,303
U.S. Treasury Bill, 0.00%, 10/25/18		2,600	2,587,998

Total U.S. Treasury Obligations (identified cost $49,310,192)			$49,310,919

Other — 11.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(5)	12,155,619	$12,155,619

Total Other (identified cost $12,155,619)		$12,155,619

Total Short-Term Investments (identified cost $84,281,357)		$83,903,432

Total Investments — 94.3% (identified cost $99,759,657)		$98,390,177

Other Assets, Less Liabilities — 5.7%		$5,959,235

Net Assets — 100.0%		$104,349,412

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $5,401,812 or 5.2% of the Portfolio’s net assets.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $173,991.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	2,228,045	USD	577,139	Standard Chartered Bank	8/2/18	$16,484	$—
BRL	2,228,045	USD	593,370	Standard Chartered Bank	8/2/18	253	—
EUR	1,812,124	SEK	18,600,000	Deutsche Bank AG	8/2/18	3,676	—
PEN	3,520,000	USD	1,073,826	State Street Bank and Trust Company	8/2/18	2,068	—
PEN	7,000,000	USD	2,157,497	State Street Bank and Trust Company	8/2/18	—	(17,937)
PEN	10,520,000	USD	3,213,784	The Bank of Nova Scotia	8/2/18	1,670	—
PHP	48,000,000	USD	916,031	Deutsche Bank AG	8/2/18	—	(12,161)
PHP	48,000,000	USD	916,118	Goldman Sachs International	8/2/18	—	(12,248)
PHP	34,855,000	USD	666,495	Standard Chartered Bank	8/2/18	—	(10,153)
SEK	18,600,000	EUR	1,767,907	HSBC Bank USA, N.A.	8/2/18	48,029	—
USD	599,017	BRL	2,228,045	Standard Chartered Bank	8/2/18	5,394	—
USD	593,370	BRL	2,228,045	Standard Chartered Bank	8/2/18	—	(253)
USD	3,217,125	PEN	10,520,000	The Bank of Nova Scotia	8/2/18	1,672	—
USD	642,954	PHP	34,155,000	BNP Paribas	8/2/18	—	(206)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	789,771	PHP	42,000,000	Citibank, N.A.	8/2/18	$—	$(1,115)
USD	1,028,389	PHP	54,700,000	UBS AG	8/2/18	—	(1,646)
ARS	7,487,500	USD	250,754	JPMorgan Chase Bank, N.A.	8/3/18	22,101	—
EUR	95,046	USD	111,204	Standard Chartered Bank	8/3/18	—	(54)
EUR	448,310	USD	524,523	Standard Chartered Bank	8/3/18	—	(254)
JPY	118,130,422	USD	1,071,760	Standard Chartered Bank	8/3/18	—	(15,211)
USD	110,379	EUR	95,046	Standard Chartered Bank	8/3/18	—	(771)
USD	520,631	EUR	448,310	Standard Chartered Bank	8/3/18	—	(3,638)
USD	1,056,623	JPY	118,130,422	Standard Chartered Bank	8/3/18	74	—
NOK	10,756,000	EUR	1,109,575	Bank of America, N.A.	8/6/18	21,044	—
NOK	11,244,000	EUR	1,159,175	Citibank, N.A.	8/6/18	22,866	—
USD	492,417	EUR	420,000	UBS AG	8/6/18	1,149	—
USD	67,557	EUR	57,622	UBS AG	8/6/18	158	—
KES	220,000,000	USD	2,155,806	Citibank, N.A.	8/7/18	32,856	—
SGD	3,277,984	USD	2,462,567	Goldman Sachs International	8/7/18	—	(54,586)
USD	2,406,637	SGD	3,277,984	UBS AG	8/7/18	—	(1,344)
KZT	331,200,000	USD	952,271	Citibank, N.A.	8/16/18	—	(1,310)
RSD	644,972,013	EUR	5,419,933	Deutsche Bank AG	8/16/18	47,776	—
SGD	2,270,000	USD	1,669,204	Goldman Sachs International	8/16/18	—	(1,455)
USD	80,715	KZT	27,080,000	Standard Chartered Bank	8/16/18	2,962	—
USD	1,666,820	SGD	2,270,000	UBS AG	8/16/18	—	(929)
AUD	259,894	USD	195,260	Australia and New Zealand Banking Group Limited	8/20/18	—	(2,151)
CHF	2,150,000	EUR	1,821,623	Australia and New Zealand Banking Group Limited	8/22/18	41,608	—
ILS	18,940,000	USD	5,228,096	JPMorgan Chase Bank, N.A.	8/22/18	—	(63,935)
CZK	44,998,899	EUR	1,735,866	Bank of America, N.A.	8/27/18	25,959	—
EUR	1,756,198	CZK	44,998,899	Barclays Bank PLC	8/27/18	—	(2,142)
COP	715,529,000	USD	244,458	Standard Chartered Bank	8/30/18	2,814	—
MXN	8,040,000	USD	423,695	Goldman Sachs International	8/30/18	5,713	—
SEK	3,700,000	USD	420,934	Goldman Sachs International	8/30/18	729	—
ZAR	5,700,000	USD	425,630	Bank of America, N.A.	8/30/18	5,703	—
BRL	1,600,000	USD	426,235	Goldman Sachs International	8/31/18	—	(1,364)
INR	38,000,000	USD	551,444	BNP Paribas	8/31/18	1,408	—
INR	63,000,000	USD	914,110	Standard Chartered Bank	8/31/18	2,460	—
INR	44,000,000	USD	638,681	Standard Chartered Bank	8/31/18	1,463	—
TRY	2,020,000	USD	407,267	HSBC Bank USA, N.A.	8/31/18	—	(2,374)
BRL	2,228,045	USD	596,627	Standard Chartered Bank	9/5/18	—	(5,314)
EUR	358,000	USD	420,945	Goldman Sachs International	9/7/18	—	(1,227)
AUD	390,742	USD	299,969	Standard Chartered Bank	9/10/18	—	(9,614)
COP	2,436,423,000	USD	857,593	Citibank, N.A.	9/10/18	—	(16,026)
COP	3,711,287,000	USD	1,308,081	Credit Agricole Corporate and Investment Bank	9/10/18	—	(26,161)
THB	99,122,000	USD	3,104,839	Citibank, N.A.	9/11/18	—	(122,858)
AUD	5,941,364	USD	4,509,228	BNP Paribas	9/13/18	—	(94,263)
USD	963,796	EUR	820,290	Deutsche Bank AG	9/14/18	1,575	—
JPY	111,869,578	USD	1,017,968	Standard Chartered Bank	9/19/18	—	(14,274)
IDR	43,743,000,000	USD	3,090,068	Goldman Sachs International	9/20/18	—	(68,919)
IDR	28,200,000,000	USD	1,948,860	Nomura International PLC	9/20/18	—	(1,202)
USD	529,106	EUR	450,000	Standard Chartered Bank	9/21/18	962	—
COP	4,280,110,000	USD	1,457,555	Credit Agricole Corporate and Investment Bank	9/24/18	19,830	—
COP	3,556,651,000	USD	1,212,694	Credit Agricole Corporate and Investment Bank	9/24/18	14,971	—
ARS	42,568,000	USD	1,466,093	BNP Paribas	10/2/18	—	(4,031)
ARS	11,330,000	USD	389,749	Citibank, N.A.	10/2/18	—	(603)
ARS	11,326,000	USD	389,745	Citibank, N.A.	10/2/18	—	(737)
ARS	11,318,000	USD	389,738	Citibank, N.A.	10/2/18	—	(1,005)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	11,311,000	USD	389,766	Citibank, N.A.	10/2/18	$—	$(1,272)
ARS	16,972,000	USD	584,637	Citibank, N.A.	10/2/18	—	(1,708)
ARS	2,101,000	USD	71,028	BNP Paribas	10/22/18	—	(277)
USD	244,930	ARS	7,487,500	Goldman Sachs International	10/22/18	—	(7,212)
NOK	16,363,000	EUR	1,702,617	HSBC Bank USA, N.A.	10/23/18	9,201	—
USD	1,953,411	EUR	1,618,000	JPMorgan Chase Bank, N.A.	10/25/18	49,413	—
USD	135,851	KZT	45,680,000	Citibank, N.A.	10/25/18	6,657	—
USD	3,592,484	EUR	2,962,104	Standard Chartered Bank	11/1/18	104,881	—
SEK	18,600,000	EUR	1,812,435	Deutsche Bank AG	11/2/18	—	(3,776)
PEN	5,913,000	USD	1,800,000	Credit Agricole Corporate and Investment Bank	11/5/18	405	—
PEN	10,520,000	USD	3,204,874	The Bank of Nova Scotia	11/5/18	—	(1,718)
PHP	34,155,000	USD	639,583	BNP Paribas	11/5/18	1,520	—
PHP	42,000,000	USD	785,561	Citibank, N.A.	11/5/18	2,796	—
PHP	54,700,000	USD	1,022,856	UBS AG	11/5/18	3,885	—
JPY	118,130,422	USD	1,063,711	Standard Chartered Bank	11/8/18	18	—
THB	67,308,000	USD	2,025,214	UBS AG	11/9/18	3,733	—
MAD	15,810,000	USD	1,589,744	BNP Paribas	11/13/18	69,388	—
MAD	6,330,000	USD	638,427	BNP Paribas	11/13/18	25,855	—
USD	1,637,118	EUR	1,372,212	Standard Chartered Bank	11/29/18	17,650	—
USD	1,569,972	EUR	1,312,000	Standard Chartered Bank	12/6/18	20,649	—
MAD	951,000	USD	95,578	Societe Generale	12/13/18	4,058	—
MAD	948,000	USD	95,613	Societe Generale	12/13/18	3,709	—
MAD	1,220,000	USD	123,046	Societe Generale	12/14/18	4,766	—
USD	531,548	EUR	448,310	Standard Chartered Bank	1/17/19	257	—
USD	112,693	EUR	95,046	Standard Chartered Bank	1/17/19	55	—
MAD	960,000	USD	100,000	BNP Paribas	1/22/19	360	—
MAD	878,000	USD	92,082	BNP Paribas	1/22/19	—	(294)
USD	26,891	KZT	9,210,000	Deutsche Bank AG	1/28/19	1,274	—
USD	21,518	KZT	7,370,000	Deutsche Bank AG	1/28/19	1,019	—

						$686,976	$(589,728)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Sep-18	$(1,244,375)	$8,938
U.S. 10-Year Treasury Note	4	Short	Sep-18	(477,688)	531

					$9,469

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate

COF	-	Cost of Funds 11th District

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CHF	-	Swiss Franc

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$686,976	$(589,728)

Total		$686,976	$(589,728)

Interest Rate	Financial Futures Contracts*	$9,469	$—

Total		$9,469	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$11,549,392	$—	$11,549,392
Foreign Corporate Bonds	—	788,136	—	788,136
Collateralized Mortgage Obligations	—	450,428	—	450,428
Mortgage Pass-Throughs	—	1,698,789	—	1,698,789
Short-Term Investments —
Foreign Government Securities	—	22,436,894	—	22,436,894
U.S. Treasury Obligations	—	49,310,919	—	49,310,919
Other	—	12,155,619	—	12,155,619
Total Investments	$—	$98,390,177	$—	$98,390,177
Forward Foreign Currency Exchange Contracts	$—	$686,976	$—	$686,976
Futures Contracts	9,469	—	—	9,469
Total	$9,469	$99,077,153	$—	$99,086,622

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(589,728)	$—	$(589,728)
Total	$—	$(589,728)	$—	$(589,728)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	September 24, 2018